Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share, Calculated using Two-Class Method (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2014		May 31, 2013	May 31, 2012
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders	$ 108,779	$ 16,221	$ 63,562	$ 103,098	$ 65,378	[1]	$ (24,364)	[2],[3],[4]	$ 30,924	[2],[3],[5]	$ 26,665	[2],[3],[6]	$ 291,660		$ 98,603	$ 215,936
Less: Allocation of earnings and dividends to participating securities													(6,366)		(1,999)	(4,024)
Net income available to common shareholders - basic													285,294		96,604	211,912
Add: Undistributed earnings reallocated to unvested shareholders													29		(3)	9
Add: Income effect of contingently issuable shares													2,493
Net income available to common shareholders - diluted													$ 287,816		$ 96,601	$ 211,921
Denominator for basic and diluted earnings per share:
Basic weighted average common shares													129,438		128,956	128,130
Average diluted options													1,003		845	587
Net issuable common share equivalents													1,847	[7]
Total shares for diluted earnings per share													132,288		129,801	128,717
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$ 0.82	$ 0.12	$ 0.48	$ 0.78	$ 0.49	[1]	$ (0.19)	[2],[3],[4]	$ 0.23	[2],[3],[5]	$ 0.20	[2],[3],[6]	$ 2.20		$ 0.75	$ 1.65
Diluted Earnings Per Share of Common Stock	$ 0.80	$ 0.12	$ 0.48	$ 0.77	$ 0.49	[1]	$ (0.19)	[2],[3],[4]	$ 0.23	[2],[3],[5]	$ 0.20	[2],[3],[6]	$ 2.18		$ 0.74	$ 1.65

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	Restated
[3]	During August 2014, we determined that there was an error in the timing of the disclosure and accrual of loss reserves associated with our settlement of the GSA and DOJ investigation into compliance issues related to GSA contracts at our Tremco Group. We filed amended Quarterly Reports on Form 10-Q/A in August 2014 with corrected financial statements for the periods ended August 31, 2012, November 30, 2012 and February 28, 2013. The corrections reduced net income by $7.2 million and $10.8 million for the quarterly periods ended August 31, 2012 and November 30, 2012, respectively, and increased net income for the quarterly period ended February 28, 2013 by $18.0 million. The corrections reduced basic and diluted earnings per share by $0.06 for the quarter ended August 31, 2012; and by $0.09 and $0.08, respectively, for the quarterly period ended November 30, 2012; and increased basic and diluted earnings per share by $0.14 for the quarterly period ended February 28, 2013. The figures presented in the table above represent the corrected amounts for each quarter.
[4]	For the quarter ended February 28, 2013, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. Additionally, we recorded a charge for $40.5 million ($34.6 million after-tax) in relation to the items described in (e) below.
[5]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively. Additionally, we recorded a charge for $16.9 million ($10.8 million after-tax) in relation to the items described in (e) below.
[6]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively. Lastly, we recorded a charge for $11.4 million ($7.2 million after-tax) in relation to the items described in (e) below.
[7]	For the year ended May 31, 2014, represents the number of shares that would be issued if our contingently convertible notes were converted. We include these shares in the calculation of diluted EPS as the conversion of the notes may be settled, at our election, in cash, shares of our common stock, or a combination of cash and shares of our common stock.